Fair Value Measurements (Schedule Of Fair Value Measurements Of Goodwill Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Impairment of goodwill	$ 0	$ (2,750)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at January 1,	$ 83,576	86,326
Impairment of goodwill		(2,750)
Balance at December 31, 2015		$ 83,576